Asset Retirement Obligations - Information Related to Asset Retirement Obligations (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2016 USD ($)
Asset Retirement Obligation Disclosure [Abstract]
Beginning Balance	$ 206,234
Additions to asset retirement obligations	4,562
Accretion expense	1,069
Liabilities settled	(1,605)
Ending Balance	$ 210,260